Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Business transformation program (1)	€ 28.1	€ 5.5
Findus Switzerland integration costs (2)	0.0	2.1
Fortenova Acquisition integration costs (3)	1.8	2.0
Release of indemnification assets (4)	0.0	7.0
Information Technology transformation program (5)	0.2	2.2
Factory optimization (6)	0.0	0.2
Exceptional items	€ 30.1	€ 19.0